INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

	December 31,
	2024	2023
Finite-lived intangible assets:
Internal-use software	$4,225	$4,199
Less: accumulated amortization	(4,225)	(4,194)

Intangible assets, net	$—	$5

The amortization expenses of
internal-use
software recognized for the years ended December 31, 2024, 2023 and 2022 were $5, $1,364 and $
1,396
, respectively.